9. ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of accounts receivable
	2020	2019
Billed services	3,984,006	5,910,643
Unbilled services	1,024,380	842,726
Handheld devices, accessories, and other assets		354,928
Subtotal	5,008,386	7,108,297
Expected credit losses on trade receivables	(1,034,148)	(773,771)
Total	3,974,238	6,334,526

Schedule of aging list of trade receivables

The aging list of trade receivables is as follows:

	2020	2019
Current	3,650,943	5,732,948
Past-due up to 60 days	564,145	527,459
Past-due from 61 to 90 days	88,377	104,694
Past-due from 91 to 120 days	76,252	99,299
Past-due from 121 to 150 days	78,409	83,083
Over 150 days past-due	550,260	560,814
Total	5,008,386	7,108,297

Schedule of movements in the allowance for doubtful accounts

The movements in the expected credit losses on trade receivables are as follows:

Balance at January 1, 2019	(787,145)
Expected credit losses on trade receivables	(488,269)
Trade receivables written off as uncollectible	501,643
Balance at December 31, 2019	(773,771)
Expected credit losses on trade receivables	(508,220)
Trade receivables written off as uncollectible	314,629
Transfer to held-for-sale assets	(66,786)
Balance at December 31, 2020	(1,034,148)